METROPOLITAN WEST FUNDS
Supplement dated January 27, 2022 to the
Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”)
dated July 29, 2021, as supplemented
For current and prospective investors in the Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”) and the Metropolitan West Strategic Income Fund (the “Strategic Income Fund” and, together with the AlphaTrak 500 Fund, the “Funds”):
At a Special Meeting of Shareholders of the Funds held on January 20, 2022, the following proposals were approved:

(1)
Shareholders of the AlphaTrak 500 Fund approved an amendment to the investment advisory agreement between Metropolitan West Asset Management, LLC (the “Adviser”) and the Trust, on behalf of the Fund, that removes the Fund’s fulcrum fee structure and implements an advisory fee at an annual rate of 0.40% of average daily net assets of the Fund; and

(2)
Shareholders of the Strategic Income Fund approved an amendment to the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, that removes the Fund’s fulcrum fee structure and implements an advisory fee at an annual rate of 0.65% of average daily net assets of the Fund.

Therefore, effective February 1, 2022, the advisory fee of the AlphaTrak 500 Fund will be payable monthly at an annual rate of 0.40% of average daily net assets of the Fund. Also effective February 1, 2022, the advisory fee of the Strategic Income Fund will be payable monthly at an annual rate of 0.65% of the daily net assets of the Fund.
Accordingly, effective February 1, 2022, the table and example under the heading “Metropolitan West AlphaTrak 500 Fund – Fees and Expenses of the Fund” on page 2 of the Prospectus are deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

M Class
Management Fees[1]	0.40%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.74%
Shareholder Servicing Expenses[2]	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver and/or Expense Reimbursement[3]	(0.69)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.46%

[1]
Effective February 1, 2022, the management fee paid to Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund is 0.40% of average daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 0.35% of the Fund’s average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3‑month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2021 was 0.52% (annual rate).

[2]	The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class assets serviced by those intermediaries for shareholder services.

[3]
The Adviser has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable share class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Effective February 1, 2022, the expense limitation for the Fund is 0.45%; prior to this date, the expense limitation was 0.90%. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$47	$297	$566	$1,336
Also effective February 1, 2022, the table and example under the heading “Metropolitan West Strategic Income Fund – Fees and Expenses of the Fund” on page 57 of the Prospectus are deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	M Class	I Class
Management Fees[1]	0.65%	0.65%
Distribution (12b‑1) Fees	0.25%	None
Other Expenses	1.21%	0.66%
Shareholder Servicing Expenses[2]	0.09%	0.09%
Total Annual Fund Operating Expenses	2.11%	1.31%
Fee Waiver and/or Expense Reimbursement[3]	(1.07)%	(0.51)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.04%	0.80%

[1]
Effective February 1, 2022, the management fee paid to Metropolitan West Asset Management, LLC (the “Adviser”) for providing services to the Fund is 0.65% of daily net assets of the Fund. Prior to this date, the management fee consisted of a basic fee at an annual rate of 1.20% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12‑month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2020 through March 31, 2021 was 1.27% (annual rate) based on average net assets for the year ended March 31, 2021.

[2]
The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M and I Class assets serviced by those intermediaries for shareholder services.

[3]
Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to reduce advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, swap interest expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to the net expenses shown in the table for the applicable class. The Adviser may recoup reduced fees and expenses only within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contract will remain in place until July 31, 2023. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through July 31, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$106	$558	$1,035	$2,357
Class I	$82	$365	$669	$1,534
In addition, effective February 1, 2022, the disclosure under the heading “Management of the Funds – Management Fees and Other Expenses – Management Fees” on page 116 of the Prospectus is deleted in its entirety and replaced with the following:
Management Fees. Each Fund pays the Adviser a monthly fee for providing investment advisory services. The following fees were the amounts paid to the Adviser for the fiscal year ended March 31, 2021: 0.25% for the Ultra Short Bond Fund; 0.30% for the Low Duration Bond Fund; 0.35% for the Intermediate Bond Fund; 0.35% for the Total Return Bond Fund; 0.50% for the High Yield Bond Fund; 1.27% for the Strategic Income Fund; 0.52% for the AlphaTrak 500 Fund; 0.65% for the Unconstrained Bond Fund; 0.55% for the Floating Rate Income Fund; 0.35% for the Investment Grade Credit Fund; 0.45% for the Flexible Income Fund and 0.40% for the Corporate Bond Fund. The ESG Securitized Fund and the Opportunistic High Income Credit Fund had not commenced operations during this time period. The fees paid to the Adviser were reduced for some Funds by expense limitations as shown in the prospectus summary. Effective February 1, 2022, the AlphaTrak 500 Fund and the Strategic Income Fund pay the Adviser a monthly fee of 0.40% and 0.65%, respectively, for investment advisory services. A discussion of the basis for the Board of Trustees’ approval of the management agreement is available in the Funds’ Semi-Annual Report for the period ended September 30, 2020.
The Investment Management Agreement permits the Adviser to recoup fees it did not charge and Fund expenses it paid, provided that those amounts are recouped within three years of being reduced or paid. The Adviser may recoup reduced fees and expenses only within three years, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement, or (ii) the expense limitation in effect at the time of recoupment. See “Operating Expenses Agreement” below for additional information.

Also effective February 1, 2022, the table under the heading “Management of the Funds – Management Fees and Other Expenses – Operating Expenses Agreement” on page 117 of the Prospectus is deleted in its entirety and replaced with the following:

Fund	Expense Cap (As Percent of Average Net Asset Value)
AlphaTrak 500 Fund
Class M	0.45%*
Corporate Bond Fund
Class M	0.75%
Class I	0.50%
ESG Securitized Fund**
Class M	0.70%
Class I	0.49%
Flexible Income Fund
Class M	0.80%
Class I	0.55%
Floating Rate Income Fund
Class M	0.90%
Class I	0.70%
Plan Class	0.60%***
High Yield Bond Fund
Class M	0.85%
Class I	0.60%
Intermediate Bond Fund
Class M	0.70%
Class I	0.49%
Investment Grade Credit Fund
Class M	0.70%
Class I	0.49%
Low Duration Bond Fund
Class M	0.63%
Class I	0.44%
Admin Class	0.83%
Opportunistic High Income Credit Fund****
Class M	0.85%
Class I	0.60%
Strategic Income Fund
Class M	1.04%*****
Class I	0.80%*****
Total Return Bond Fund
Class M	0.70%
Class I	0.49%
Class I‑2	0.54%
Admin Class	0.90%
Plan Class	0.39%
Ultra Short Bond Fund
Class M	0.50%
Class I	0.34%
Unconstrained Bond Fund
Class M	1.04%
Class I	0.80%
Plan Class	0.70%

*	Prior to February 1, 2022, the expense cap for the AlphaTrak 500 Fund was 0.90%.

**	The ESG Securitized Fund commenced operations on September 30, 2021.

***	The Floating Rate Income Fund Plan Class shares commenced operations on February 1, 2021.

****	The Opportunistic High Income Credit Fund commenced operations on July 30, 2021.

*****	Effective March 15, 2021.
Includes Rule 12b‑1 fees paid by Class M and Administrative shares of the Funds. There are no Rule 12b‑1 fees assessable for Class I or Plan Class shares of the Funds.
Also effective February 1, 2022, the final paragraph under the heading “MANAGEMENT – INVESTMENT ADVISORY SERVICES” on page 66 of the SAI is deleted in its entirety and replaced with the following:
The Adviser has agreed in an Operating Expenses Agreement with the Trust to limit each Fund’s expenses as described in the Prospectus. The Operating Expenses Agreement has a one‑year term, renewable with respect to the periods for which the prospectus is effective, which normally means an annual term ending July 31 of the applicable year. Each Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such expense subsidy payments or fee reductions, to the extent that the Fund’s operating expenses are otherwise below its expense cap. The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the Independent Trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the current fiscal year. Certain officers and Trustees of the Funds are also officers and directors of the Adviser.
Please retain this Supplement for future reference.